Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Beginning balance	R$ 55,266
Ending balance	38,584	R$ 55,266
Balance as of December 31	38,584	55,266
Cost
Property, plant and equipment
Beginning balance	107,366	108,581
Exchange rate changes	(1,407)	(2,130)
Addition due to business combination		3,661
Additions	6,897	19,343
Disposals	(9,336)	(22,089)
Transfers	0	0
Ending balance	103,520	107,366
Balance as of December 31	103,520	107,366
Depreciation
Property, plant and equipment
Beginning balance	(52,100)	(50,860)
Exchange rate changes	810	1,041
Additions	(21,374)	(21,451)
Disposals	7,728	19,170
Transfers	0
Ending balance	(64,936)	(52,100)
Balance as of December 31	(64,936)	(52,100)
IT equipment
Property, plant and equipment
Beginning balance	37,963
Ending balance	26,288	37,963
Balance as of December 31	26,288	37,963
IT equipment | Cost
Property, plant and equipment
Beginning balance	75,547	63,640
Exchange rate changes	(554)	(1,308)
Addition due to business combination		2,822
Additions	5,980	18,777
Disposals	(5,328)	(8,390)
Transfers	5	6
Ending balance	75,650	75,547
Balance as of December 31	75,650	75,547
IT equipment | Depreciation
Property, plant and equipment
Beginning balance	(37,584)	(28,410)
Exchange rate changes	441	775
Additions	(17,136)	(16,645)
Disposals	4,917	6,696
Transfers	0
Ending balance	(49,362)	(37,584)
Balance as of December 31	(49,362)	(37,584)
Furniture and fixtures
Property, plant and equipment
Beginning balance	5,064
Ending balance	3,117	5,064
Balance as of December 31	3,117	5,064
Furniture and fixtures | Cost
Property, plant and equipment
Beginning balance	10,308	13,869
Exchange rate changes	(294)	(289)
Addition due to business combination		526
Additions	104	317
Disposals	(3,035)	(4,115)
Transfers	18	0
Ending balance	7,101	10,308
Balance as of December 31	7,101	10,308
Furniture and fixtures | Depreciation
Property, plant and equipment
Beginning balance	(5,244)	(7,586)
Exchange rate changes	132	104
Additions	(1,000)	(1,405)
Disposals	2,137	3,643
Transfers	(9)
Ending balance	(3,984)	(5,244)
Balance as of December 31	(3,984)	(5,244)
Leasehold improvements
Property, plant and equipment
Beginning balance	12,226
Ending balance	9,168	12,226
Balance as of December 31	9,168	12,226
Leasehold improvements | Cost
Property, plant and equipment
Beginning balance	21,498	30,915
Exchange rate changes	(559)	(533)
Addition due to business combination		313
Additions	15	95
Disposals	(972)	(9,554)
Transfers	776	262
Ending balance	20,758	21,498
Balance as of December 31	20,758	21,498
Leasehold improvements | Depreciation
Property, plant and equipment
Beginning balance	(9,272)	(14,864)
Exchange rate changes	237	162
Additions	(3,238)	(3,401)
Disposals	674	8,831
Transfers	9
Ending balance	(11,590)	(9,272)
Balance as of December 31	(11,590)	(9,272)
Property, plant and equipment in progress
Property, plant and equipment
Beginning balance	13
Ending balance	11	13
Balance as of December 31	11	13
Property, plant and equipment in progress | Cost
Property, plant and equipment
Beginning balance	13	157
Exchange rate changes	0	0
Addition due to business combination		0
Additions	798	154
Disposals	(1)	(30)
Transfers	(799)	(268)
Ending balance	11	13
Balance as of December 31	11	13
Property, plant and equipment in progress | Depreciation
Property, plant and equipment
Beginning balance	0	0
Exchange rate changes	0	0
Additions	0	0
Disposals	0	0
Transfers	0
Ending balance	0	0
Balance as of December 31	R$ 0	R$ 0